STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Number of options:
Outstanding, beginning	1,128,761	778,761
Granted	3,175,000	350,000
Outstanding, ending	4,303,761	1,128,761
Number of options exercisable	1,847,511	684,071
Weighted Average Exercise Price:
Outstanding, beginning	$ 0.4530	$ 0.5763
Granted	0.1400	0.1770
Outstanding, ending	0.2220	0.4530
Number of options exercisable	$ 0.3362	$ 0.5363